Fair Value Measurements - Summary of Investments For Which Fair Value Is Measured Using NAV Per Share Practical Expedient (Details) - EBP 002 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 19,698,073	$ 16,457,076
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	[1]	928,247	930,161
Morley Stable Value Fund [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 793,098	$ 740,356
Redemption Frequency (if Currently Eligible)		Daily	Daily
Redemption Notice Period		30 days	30 days
Principal MidCap S&P 400 [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 109,966	$ 112,979
Principal SmallCap S&P 600 Notes [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value		$ 25,183	$ 76,826

[1]	In accordance with FAS ASC 820-10, certain investments that are measured at fair value using the NAV value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.